REVENUE	3 Months Ended
Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
REVENUE

3.	REVENUE

In the following table, Revenue (in thousands) from contracts with customers is disaggregated by major service lines.

	For the Three Months Ended
	March 31, 2025	March 31, 2024
Main revenue streams
Commissions	$351,749	$199,252
Title	1,030	795
Mortgage Income	1,076	696
Wallet	126	—
Total Revenue	$353,981	$200,743

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED MARCH 31, 2025 AND 2024

UNAUDITED